FINANCIAL TRUSTS - Summary of Trustee (Details) - 12 months ended Dec. 31, 2021 $ in Thousands	ARS ($)	USD ($)
Fideicomiso de Administracin Interconexin Financial Trust
Financial Trust
Term of the trust fund	24 months
Period of expiration of liabilities through disbursements	30 days
Amount of fine at the exchange rate in force		$ 6,000
Equity TMF Trust Company Argentina S.A, Financial Trust Number 23
Financial Trust
Securitized Amount	$ 699,000
Equity TMF Trust Company Argentina S.A, Financial Trust Number 23 | Participation certificate in financial trusts
Financial Trust
Securities issued	139,800
Equity TMF Trust Company Argentina S.A, Financial Trust Number 23 | Debt Instruments
Financial Trust
Securities issued	559,200
Equity TMF Trust Company Argentina S.A, Financial Trust Number 24
Financial Trust
Securitized Amount	703,600
Equity TMF Trust Company Argentina S.A, Financial Trust Number 24 | Participation certificate in financial trusts
Financial Trust
Securities issued	583,988
Equity TMF Trust Company Argentina S.A, Financial Trust Number 24 | Debt Instruments
Financial Trust
Securities issued	$ 119,612